Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Document Type		dei_DocumentType	485BPOS
Period End Date		dei_DocumentPeriodEndDate	Mar. 31, 2015
Registrant Name		dei_EntityRegistrantName	BPV Family of Funds
CIK		dei_EntityCentralIndexKey	0001526407
Amendment		dei_AmendmentFlag	false
Creation Date		dei_DocumentCreationDate	Jul. 29, 2015
Effective Date		dei_DocumentEffectiveDate	Jul. 29, 2015
Prospectus Date		rr_ProspectusDate	Jul. 29, 2015
BPV Large Cap Value Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Summary of the BPV Large Cap Value Fund
Investment objective		rr_ObjectivePrimaryTextBlock

Investment Objective. The investment objective of the BPV Large Cap Value Fund (Institutional Shares Ticker: BPVAX; Advisor Shares Ticker: BPAAX; Class C Shares Ticker: BPCAX) (the “Fund”) is to seek long-term capital appreciation.

Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock	Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 01, 2016
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	77.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
Example, heading		rr_ExpenseExampleHeading	Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading		rr_StrategyHeading	Principal Investment Strategy of the Fund.
Strategy, Narrative		rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies. For purposes of the Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Value Index (between $0.30 billion and $785.5 billion as of May 31, 2015) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Value Index are subject to change.

The Fund seeks to outperform the Russell 1000 Value Index. To do so, the Fund’s sub-adviser, AJO, LP (the “Sub-Adviser”, and collectively, with the Adviser, the “Advisers”), uses the Sub-Adviser’s quantitative process to construct a diversified investment portfolio. The underlying process relies on broad categories of attractiveness (e.g., value, management, momentum and sentiment), and considers industry data, fundamental characteristics and various statistical measures of risk, as well as transaction costs.

Risk, Narrative		rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Quantitative Model Risk. The share price of the Fund changes daily based on the performance of the securities in which the Fund invests, the selection of which is determined primarily by a quantitative model. The ability of the Fund to meet its investment objective is directly related to the ability of the quantitative model to measure accurately value indicators or other factors and appropriately react to current and developing market trends. There can be no assurance that the use of the quantitative model will enable the Fund to achieve positive returns or outperform the market, and if the quantitative model fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Fund’s share price may be adversely affected.

• Market Risk. Securities prices can be volatile, and the value of securities in the Fund’s portfolio may decline due to fluctuations in the securities markets generally.

• Equity Securities Risk. The prices of equity securities will fluctuate – sometimes dramatically – over time, and the Fund could lose a substantial part, or even all, of its investment in a particular issue.

• Undervalued Stocks Risk. Undervalued stocks include stocks that the Sub-Adviser believes are undervalued and/or are temporarily out of favor in the market. If these stocks are not undervalued, or they continue to be out of favor in the marketplace, then the Fund may suffer losses.

• New Fund Risk. The Fund was formed in 2014, and while the investment strategy of the Fund is similar to the other registered investment companies sub-advised by the Sub-Adviser, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

May Lose Money		rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Performance, Narrative		rr_PerformanceNarrativeTextBlock

Performance. The Fund is new and does not have a performance history for a full calendar year to report. When the Fund has completed a full calendar year of operations, this section will include information that an investor would find useful in evaluating the risks of investing in the Fund, such as information that shows the Fund’s performance from year to year and how the Fund’s average annual returns for certain periods compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting the Fund’s website at www.bpvfunds.com or by calling the Fund at 855-784-2399.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	When the Fund has completed a full calendar year of operations, this section will include information that an investor would find useful in evaluating the risks of investing in the Fund, such as information that shows the Fund’s performance from year to year and how the Fund’s average annual returns for certain periods compare with those of a broad-based securities market index.
Performance, One Year or Less		rr_PerformanceOneYearOrLess	The Fund is new and does not have a performance history for a full calendar year to report.
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	855-784-2399
Performance, Availability at Web Site Address		rr_PerformanceAvailabilityWebSiteAddress	www.bpvfunds.com
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
BPV Large Cap Value Fund | Institutional Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	BPVAX
Maximum Sales Charge (Load) Imposed on Purchases		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of purchase)		rr_RedemptionFeeOverRedemption	none
Management Fees		rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.88%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.57%
Fee Waiver and/or Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[2]	rr_NetExpensesOverAssets	0.84%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 86
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	424
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	786
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 1,805
BPV Large Cap Value Fund | Advisor Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	BPAAX
Maximum Sales Charge (Load) Imposed on Purchases		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of purchase)		rr_RedemptionFeeOverRedemption	none
Management Fees		rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.98%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.92%
Fee Waiver and/or Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[2]	rr_NetExpensesOverAssets	1.09%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 111
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	523
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	960
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 2,176
BPV Large Cap Value Fund | Class C Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	BPCAX
Maximum Sales Charge (Load) Imposed on Purchases		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	[3]	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of purchase)		rr_RedemptionFeeOverRedemption	none
Management Fees		rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	1.66%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	3.35%
Fee Waiver and/or Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(1.51%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[2]	rr_NetExpensesOverAssets	1.84%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 187
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	890
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	1,616
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 3,538

[1]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (the "Acquired Funds"). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
[2]	BPV Capital Management, LLC (the "Adviser") has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, 12b-1 fees, if any, and extraordinary expenses) to not more than 0.80%. Subject to approval by the Fund's Board, any waiver or fee reduction under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the fiscal year in which such waiver or reduction occurred, if the Fund is able to make the payment without exceeding the 0.80% expense limitation. The current contractual agreement cannot be terminated prior to August 1, 2016 without the Board of Trustees' approval.
[3]	A 1.00% contingent deferred sales charge ("CDSC") may be assessed on shares redeemed within 12 months of purchase.